Pruco Life Insurance Company of New Jersey           Thomas C. Castano
                                                     Assistant General Counsel
                                                     Law Department

                                                     Pruco Life Insurance Company
                                                     of New Jersey
                                                     213 Washington Street
                                                     Newark, NJ 07102-2992
                                                     (973) 802-9750 fax: (973) 802-9560

                                                     May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      Pruco Life of New Jersey Variable Appreciable Account
                                    (Registration No. 2-89780)

Ladies and Gentlemen:

         Pursuant  to  subparagraph  (j) of Rule 497  under  the  Securities  Act of 1933,  the  Registrant  hereby certifies:  (i) that its  Prospectus  that would have been filed  pursuant to Rule 497(b)  would not have  differed from  the  Prospectus  contained  in  Post-Effective  Amendment  No.  34 and (ii)  that the text of  Post-Effective
Amendment No. 34 was filed electronically on April 20, 2004 (Accession No. 0000741313-04-000021).

                                                     By:      _/s/_______________________________
                                                              Thomas C. Castano
                                                              Assistant General Counsel
                                                              Pruco Life Insurance Company of New Jersey

via EDGAR